Share Capital	12 Months Ended
Mar. 31, 2026
Disclosure of Share Capital Explanatory [Abstract]
Share Capital
19.
Share Capital

Particulars	No. of shares	Amount
Authorized share capital	1,450,000,000	Rs.	1,450
Opening number of outstanding equity shares/share capital (face value of Rs.5 each) as on April 1, 2024	166,818,266	Rs.	834
Add: Equity shares issued pursuant to employee stock option plans (1) prior to stock split	58,680		-*
Add: Increase in outstanding shares on account of stock split**	667,507,784		-
Add: Equity shares issued pursuant to employee stock option plans (1) after stock split	70,635		-*
Closing number of outstanding equity shares/share capital ** (face value of Rs.1 each) as on March 31, 2025	834,455,365	Rs.	834
Treasury shares (1) as on March 31, 2025	2,452,260	Rs.	2,264

Opening number of outstanding equity shares/share capital (face value of Rs.1 each) as on April 1, 2025	834,455,365	Rs.	834
Add: Equity shares issued pursuant to employee stock option plans (1)	201,605		1
Closing number of outstanding equity shares/share capital (face value of Rs.1 each) as on March 31, 2026	834,656,970	Rs.	835
Treasury shares (1) as on March 31, 2026	1,965,575	Rs.	1,815

*Rounded to the nearest million.

** Effective as of the record date of October 28, 2024, the Company implemented a sub-division/ stock split of each equity share having a face value of Rupees Five each, fully paid-up, into five equity shares having a face value of Rupees One each, fully paid-up (the “stock split”), by alteration of the capital clause of the Memorandum of Association of the Company. Each American Depositary Share (“ADS”) of the Company continued to represent one underlying equity share and, therefore, the number of ADSs held by an American Depositary Receipt (“ADR”) holder consequently increased in proportion to the increase in number of equity shares.

(1)	Refer to Note 27 of these consolidated financial statements for further details regarding treasury shares and employee stock option plans.

The Company has only one class of equity shares having a par value of Rs.1 per share after giving effect to the stock split (prior to such stock split, the par value was Rs.5 per share). For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.

Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors.

The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2026		2025		2024
Dividend per share (in absolute Rs.)*	Rs.	8	Rs.	8	Rs.	8
Dividend paid during the year (excluding dividend paid on treasury shares)		6,659		6,662		6,648
Towards the fiscal year		2025		2024		2023

* Dividend per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 12, 2026, the Board proposed a dividend of Rs.8 per share and aggregating to Rs.6,677, which is subject to the approval of the Company’s shareholders.